Stock-based Compensation Plans - Stock Option Activity (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total Options, Number of Options
Options outstanding, beginning balance (shares)	4,160,192
Granted (shares)	774,924
Exercised (shares)	(1,217,029)
Cancelled/Forfeited (shares)	(15,793)
Options outstanding, ending balance (shares)	3,702,294	4,160,192
Options vested, number of options (shares)	1,889,975
Total Options, Weighted Average Exercise Price
Options outstanding, beginning balance (CAD per share)	CAD 34.45
Granted (CAD per share)	42.36
Exercised (CAD per share)	32.73
Cancelled/Forfeited (CAD per share)	40.27
Options outstanding, ending balance (CAD per share)	36.65	CAD 34.45
Options vested, weighted average exercise price (CAD per share)	CAD 34.25
Non-vested Options, Number of Options
Options outstanding, beginning balance (shares)	1,815,018
Granted (shares)	774,924
Vested (shares)	(761,830)
Cancelled/Forfeited (shares)	(15,793)
Options outstanding, ending balance (shares)	1,812,319	1,815,018
Non-vested Options, Weighted Average Grant Date Fair Value
Options outstanding, beginning balance (CAD per share)	CAD 2.78
Granted (CAD per share)	3.22
Vested (CAD per share)	3.03
Cancelled/Forfeited (CAD per share)	2.88
Options outstanding, ending balance (CAD per share)	CAD 2.86	CAD 2.78
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	CAD 5
Weighted average remaining term of vested options	6 years
Aggregate intrinsic value	CAD 22
Options
Total Options, Number of Options
Granted (shares)	774,924	788,188
Total Options, Weighted Average Exercise Price
Granted (CAD per share)	CAD 42.36	CAD 37.30
Non-vested Options, Number of Options
Granted (shares)	774,924	788,188
Non-vested Options, Weighted Average Grant Date Fair Value
Granted (CAD per share)	CAD 3.22	CAD 2.41
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted average period to recognize compensation expense (years)	3 years